CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2019 shares	Dec. 31, 2019
Corporation Information and Basis Of Presentation Of Consolidated Financial Statements [Line Items]
Share swap ratio		1
Japan N K Investment K K
Corporation Information and Basis Of Presentation Of Consolidated Financial Statements [Line Items]
Number of ordinary shares hold	152,107,954
Shareholding percentage	36.30%